Geographic Areas and Product Sales	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Geographic Areas and Product Sales

12. Geographic Areas and Product Sales

The Company’s net sales by geographic areas, based on the location to where the product was shipped, are summarized as follows (in thousands):

	Three Months Ended June 30,
	2012	2011
United States	$33,148	$27,764
Canada	1,145	846

	$34,293	$28,610

The following table sets forth net sales by product category (in thousands):

	Three Months Ended June 30,
	2012	2011
Meals	$14,667	$10,452
Snacks	13,463	11,898
Dressings, condiments and other	6,163	6,260

	$34,293	$28,610

All of the Company’s long-lived assets are located in the U.S.

15.	Geographic Areas and Product Sales

The Company’s net sales by geographic areas, based on the location to where the product was shipped, are summarized as follows (in thousands):

	Fiscal Year Ended March 31,
	2012	2011	2010
United States	$136,803	$114,454	$92,830
Canada	4,501	3,162	3,185

	$141,304	$117,616	$96,015

The following table sets forth net sales by product expressed as dollar amounts (in thousands):

	Fiscal Year Ended March 31,
	2012	2011	2010
Meals	$60,624	$49,168	$43,838
Snacks	56,789	44,687	27,252
Dressings, condiments and other	23,891	23,761	24,925

	$141,304	$117,616	$96,015

All of the Company’s long-lived assets are located in the U.S.